Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Feb. 22, 2019
Capital Group Central Cash Fund - Class M
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group Central Cash Fund — Class M
Account Value	$ 11,469	$ 10,873	$ 10,358	$ 10,254	$ 10,248	$ 10,163	$ 10,000
USTREAS T-Bill Auction Ave 3 Mon [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	USTREAS T-Bill Auction Ave 3 Mon
Account Value	$ 11,518	$ 10,923	$ 10,380	$ 10,237	$ 10,232	$ 10,167	$ 10,000